Putnam
Vista
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

1-31-00


[SCALE LOGO OMITTED]


From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

The markets continued to provide their share of challenges and opportunities as your fund closed its books on the first half of fiscal 2000. In the following report, the fund's managers discuss performance for the period and prospects for the months ahead.

This is the last letter to you and the other shareholders of Putnam Vista Fund that I will be signing. After more than 30 years as Chairman of the Trustees and President of the Putnam Funds, the time has come for me to step aside. In June, John Hill will become Chairman. John is currently an independent Trustee and has served on the board for the past 14 years. In addition, my son, George Putnam, III, will take on the role of President. I am confident that the leadership of the funds will be in exceptionally strong hands.

I will become Chairman Emeritus, remain a Putnam shareholder, and stay in close touch with the funds. It has been my privilege to serve you.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
March 15, 2000


Report from the Fund Managers

Eric Wetlaufer
Anthony C. Santosus
Dana Clark
Margery Parker

During the six months ended January 31, 2000, the environment for growth-style investing proved to be extraordinary, especially for the midsize growth companies that make up Putnam Vista Fund's portfolio. The fund's strong performance, like that of the overall market, was bolstered by sharp price gains in the technology sector, especially among Internet-related businesses. Other pockets of growth such as telecommunications and biotechnology inspired investors to bid up share prices. But technology was the place to be, and investments in that sector propelled the fund's vibrant performance during the six months ended January 31, 2000.

Total return for 6 months ended 1/31/00

      Class A          Class B           Class C           Class M
    NAV     POP      NAV     CDSC      NAV     CDSC      NAV     POP
--------------------------------------------------------------------------
    36.99%  29.13%   36.38%  31.38%    36.47%  35.47%    36.62%  31.88%
--------------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.


* MARKET DRIVEN BY SPECULATION

Speculation ran rampant throughout the technology sector during this period. Investors lifted valuations based on hopes that exceptionally high growth rates would be sustained into the future at a pace we have not seen before. As a general matter, it is difficult to put together a strong portfolio of companies with growth rates of better than 20% a year. Currently, however, there are many companies offering growth potential as high as 50% to 70% a year. The question is this: How much will an investor pay for this kind of company? At present, the market is willing to pay a high price for expectations of strong and sustained success for years to come. Some companies may, in fact, follow through with this kind of performance, but not all of these stocks are fairly valued now.



[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Technology                 53.4%

Consumer staples           10.8%

Consumer cyclicals         10.0%

Health care                 8.8%

Communication
services                    5.9%

Footnote reads:
*Based on net assets as of 1/31/00. Holdings will vary over time.


For our part, we see many stocks selling at high prices for reasons that we do not understand, given the uncertainty regarding the sustainability of their business models. As a result, we are not chasing the stocks that are doing well just because they happen to be in fashion. Instead, we follow a process that is strictly disciplined, keeping a sharp eye on risk. Some sectors of our market have benefited from strong share-price momentum that has driven valuations high. We have participated in some of these areas because we found companies we believe in and we did not want to take the risk of missing out on this kind of stellar performance. In fact, some investments with fairly speculative valuations have helped the fund's performance a great deal over the past year. At the same time, we have made sure to invest in them in a very measured, prudent way. That is, we have not gone overboard by taking on big bets or overweighting these groups and have confirmed our belief in the sustainability of the companies' business models with thorough research.

* TECHNOLOGY STOCKS DOMINATED MARKET

The explosive growth of technology was a driving force behind your fund's performance during the period. Some of the best results came from Internet-related software services firms, including VERITAS Software, a data-management software provider. VeriSign was another software company that did extremely well. Many shareholders will recognize the product this company provides by the small padlock that appears on the bottom of the computer screen when one is transacting business via a secure server on the Internet. This icon is called a digital certificate, which ensures the security of the transaction. With e-commerce booming, VeriSign has profited from issuing and receiving fees for this product. Siebel Systems was another software company that provided strong performance through its customer-service management products.

Your fund also benefited from its computer hardware investments, including JDS Uniphase and E-Tek Dynamics. These are two of the few companies that offer equipment for switching and manipulating the signals within fiber-optic networking systems. While these and other holdings were viewed favorably at the end of the period, all portfolio holdings are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

* TELECOMMUNICATIONS AND BIOTECHNOLOGY ALSO OFFERED STRONG GROWTH

Telecommunications and biotechnology proved to be two high-growth areas that also helped your fund over the semiannual period. In telecom, successful investments included Comverse, a company that provides an extensive range of communication services, including such conventional services as voice mail, call forwarding, and fax services, as well as some more innovative messaging services. The fund has also benefited from our investments in competitive local exchange carriers (CLECs), independent telephone companies that offer communications services to both business and residential customers. One example is McLeod, a CLEC that focuses its business on midsize cities and towns in the Midwest and Rocky Mountain regions. With weak competition from the larger telephone carriers, McLeod is able to go into these areas and capture a significant share of the market through aggressive pricing and service offerings.

"Mid-cap stocks have different risk-return characteristics than large or small caps. Many investors say that mid-caps give you a great deal of the return of small caps without as much risk."

-- Mary Roland, MSN MoneyCentral.com


In the health care sector, your fund benefited from its investments in biotech companies Medimmune and Immunex. Medimmune manufactures products for the prevention of infectious diseases and has especially profited from Respigan, a drug that helps prevent respiratory infections in babies born prematurely. Immunex produces therapeutic products for cancer, infections, and auto-immune diseases, including Leukine, which facilitates bone marrow transplants.

* OTHER COMPANIES PERFORMED, BUT MARKET DID NOT CARE

On the flip side of the speculation-driven sectors of the market, one could find a significant number of companies that fared quite well but whose stocks nevertheless did poorly. Witness the consumer staples industry. The fund holds an investment in U.S. Food Services, which offers 20% earnings growth and has only one significant competitor. But this company did not captivate investors because it did not offer accelerating sales and earnings momentum. Another fund holding, retailer Linens 'N Things, performed admirably, but its stock faltered. These examples point to a dichotomy in the market. Investors stampeded toward companies enjoying accelerating momentum and ignored nearly everything else. In spite of positive fundamentals, many of the forsaken stocks continued to drop as investors liquidated those positions in order to reallocate assets to the high-momentum segments of the market. To diversify the fund properly, we continue to maintain these holdings in the belief that the market at some point will come to appreciate the companies' solid performance and growth prospects.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

VERITAS Software Corp.
Technology

JDS Uniphase Corp.
Technology

Comverse Technology, Inc.
Technology

PE Corp.-PE Biosystems Group
Health care

VeriSign, Inc.
Technology

Symbol Technologies, Inc.
Technology

Analog Devices, Inc.
Technology

Immunex Corp.
Health care

Maxim Integrated Products, Inc.
Technology

Network Appliance, Inc.
Technology

Footnote reads:
These holdings represent 25.4% of the fund's net assets as of 1/31/00. Portfolio holdings will vary over time.


* OUTLOOK IS BRIGHT

Looking ahead, we believe the environment will stay positive for midsize companies offering strong earnings growth. While interest rates have risen, they remain at fairly reasonable levels. Furthermore, higher interest rates should not really hamper these growth companies because their access to capital is more tied to the valuation of their equity than to any significant borrowing.

With consumer demand strong and employment high, the backdrop seems ripe for the areas in which we invest. One Achilles heel may be the continuing supply of new companies that Wall Street is bringing to market. Fully one third of the mid-cap growth stock companies that make up the fund's investing universe were not public two years ago. The investing public may become overwhelmed trying to keep track of all these new names. Fortunately, this will be less of a challenge for Putnam because we have the resources in place to perform the kind of financial analysis that should help us continue to uncover fertile investment opportunities.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 1/31/00, there is no guarantee the fund will continue to hold these securities in the future. The fund invests all or a portion of its assets in small to midsize companies. Such investments increase the risk of greater price fluctuations.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Vista Fund is designed for investors seeking capital appreciation primarily through common stocks.




TOTAL RETURN FOR PERIODS ENDED 1/31/00

                     Class A           Class B            Class C           Class M
(inception dates)    (6/3/68)          (3/1/93)          (7/26/99)         (12/8/94)
                   NAV      POP      NAV     CDSC      NAV     CDSC      NAV       POP
------------------------------------------------------------------------------------------
6 months           36.99%   29.13%   36.38%  31.38%    36.47%  35.47%    36.62%    31.88%
------------------------------------------------------------------------------------------
1 year             43.19    35.00    42.06   37.06     42.13   41.13     42.45     37.51
------------------------------------------------------------------------------------------
5 years           279.64   258.02   265.81  263.81    265.87  265.87    271.26    258.15
Annual average     30.58    29.06    29.61   29.47     29.62   29.62     30.00     29.07
------------------------------------------------------------------------------------------
10 years          580.18   540.76   529.58  529.58    531.23  531.23    546.35    523.84
Annual average     21.13    20.41    20.20   20.20     20.23   20.23     20.52     20.09
------------------------------------------------------------------------------------------
Annual average
(Life of fund)     12.70    12.49    11.65   11.65     11.85   11.85     11.94     11.81
------------------------------------------------------------------------------------------



COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 1/31/00

                                  Russell Midcap          Consumer
                                  Growth Index*          price index
-------------------------------------------------------------------------
6 months                             36.82%                1.44%
-------------------------------------------------------------------------
1 year                               46.86                 2.67
-------------------------------------------------------------------------
5 years                             239.78                12.28
Annual average                       27.72                 2.34
-------------------------------------------------------------------------
10 years                            525.17                32.73
Annual average                       20.12                 2.87
-------------------------------------------------------------------------
Annual average                         n/a               390.14
(Life of fund)                         n/a                 5.15
-------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

*This index began operations on 12/31/85.


PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 1/31/00

                          Class A      Class B      Class C      Class M
------------------------------------------------------------------------------
Distributions (number)       1            1            1            1
------------------------------------------------------------------------------
Income                       --           --           --           --
------------------------------------------------------------------------------
Capital gains
  Long-term               $1.835       $1.835       $1.835       $1.835
------------------------------------------------------------------------------
  Short-term               0.455        0.455        0.455        0.455
------------------------------------------------------------------------------
  Total                   $2.290       $2.290       $2.290       $2.290
------------------------------------------------------------------------------
Share value:            NAV     POP      NAV          NAV      NAV      POP
------------------------------------------------------------------------------
7/31/99                $14.30  $15.17  $13.51       $14.30    $13.92   $14.42
------------------------------------------------------------------------------
1/31/00                 17.08   18.12   15.92        17.01     16.51    17.11
------------------------------------------------------------------------------




TOTAL RETURN FOR PERIODS ENDED 12/31/99 (most recent calendar quarter)

                      Class A           Class B            Class C             Class M
(inception dates)     (6/3/68)          (3/1/93)          (7/26/99)           (12/8/94)
                    NAV      POP      NAV      CDSC      NAV      CDSC      NAV       POP
--------------------------------------------------------------------------------------------
6 months           36.22%    28.36%   35.74%   30.74%   35.79%    34.79%    35.87%    31.11%
--------------------------------------------------------------------------------------------
1 year             53.21     44.37    52.17    47.17    52.12     51.12     52.50     47.19
--------------------------------------------------------------------------------------------
5 years           284.85    262.63   270.62   268.62   270.99    270.99    275.35    262.24
Annual average     30.94     29.39    29.95    29.81    29.98     29.98     30.28     29.36
--------------------------------------------------------------------------------------------
10 years          554.04    516.49   505.74   505.74   506.97    506.97    520.74    498.78
Annual average     20.66     19.95    19.74    19.74    19.76     19.76     20.03     19.60
--------------------------------------------------------------------------------------------
Annual average
(Life of fund)     12.81     12.60    11.77    11.77    11.96     11.96     12.05     11.92
--------------------------------------------------------------------------------------------


Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


Comparative benchmarks

Russell Midcap Growth Index* measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.


Welcome to www.putnaminv.com

Now you can use your PC to get up-to-date information about your funds, learn more about investing and retirement planning, and access market news and economic outlooks from Putnam.

VISIT PUTNAM'S SITE ON THE WORLD WIDE WEB FOR:

* the benefits of investing with Putnam

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* complete fund information, daily pricing and long-term performance

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* the latest on new funds and other Putnam news

You can also read Putnam economist Dr. Robert Goodman's commentary and Putnam's
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The site can be accessed through any of the major online services (America
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access it via Netscape or Microsoft Internet Explorer, using an independent
Internet service provider.

New features will be added to the site regularly. So be sure to bookmark us at

http://www.putnaminv.com


A guide to the financial statements

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.





The fund's portfolio
January 31, 2000 (Unaudited)

COMMON STOCKS (99.4%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Basic Materials (1.9%)
--------------------------------------------------------------------------------------------------------------------------
          1,920,614  Ecolab, Inc.                                                                           $   67,581,605
          1,120,900  Praxair, Inc.                                                                              45,466,506
            871,700  Sealed Air Corp. (NON)                                                                     48,924,163
                                                                                                            --------------
                                                                                                               161,972,274

Capital Goods (1.3%)
--------------------------------------------------------------------------------------------------------------------------
          1,875,700  Danaher Corp.                                                                              80,889,563
            704,500  PerkinElmer, Inc.                                                                          35,269,031
                                                                                                            --------------
                                                                                                               116,158,594

Communication Services (5.9%)
--------------------------------------------------------------------------------------------------------------------------
          1,063,300  Allegiance Telecom, Inc. (NON)                                                            112,045,238
          1,884,918  McLeod, Inc. Class A (NON)                                                                129,588,113
            871,700  NTL, Inc. (NON)                                                                           109,670,756
            670,600  Omnipoint Corp. (NON)                                                                      68,778,413
            883,500  Telephone and Data Systems, Inc.                                                           91,884,000
                                                                                                            --------------
                                                                                                               511,966,520

Consumer Cyclicals (10.0%)
--------------------------------------------------------------------------------------------------------------------------
            109,400  Abercrombie & Fitch Co. Class A (NON)                                                       2,338,425
          2,873,900  BJ's Wholesale Club, Inc. (NON)                                                           100,586,500
          2,241,600  Circuit City Stores, Inc.                                                                  86,301,600
          3,669,000  Family Dollar Stores, Inc.                                                                 58,933,313
          3,008,000  Furniture Brands International, Inc. (NON) (AFF)                                           51,136,000
          1,151,200  Harley-Davidson, Inc.                                                                      80,799,850
          3,783,900  Harrah's Entertainment, Inc. (NON)                                                         75,441,506
            986,700  Kohls Corp. (NON)                                                                          69,192,338
          2,691,900  Linens 'N Things, Inc. (NON) (AFF)                                                         52,828,538
          1,471,100  Royal Caribbean Cruises Ltd.                                                               72,727,506
          1,990,200  Tandy Corp.                                                                                97,271,025
            948,400  Tiffany & Co.                                                                              70,181,600
          1,274,100  Valassis Communications, Inc. (NON)                                                        43,319,400
            389,100  ZDNET Group (NON)                                                                          10,821,838
                                                                                                            --------------
                                                                                                               871,879,439

Consumer Staples (10.8%)
--------------------------------------------------------------------------------------------------------------------------
          2,988,800  Darden Restaurants, Inc.                                                                   47,447,200
          1,063,300  DoubleClick, Inc. (NON)                                                                   105,067,331
          1,886,700  Estee Lauder Cos. Class A                                                                  96,457,538
          2,040,400  Interpublic Group Cos., Inc.                                                               93,858,400
            977,100  Omnicom Group, Inc.                                                                        91,542,056
            556,662  Radio One, Inc. (NON)                                                                      42,584,643
          2,411,877  Spanish Broadcasting System, Inc. Class A (NON)                                            82,606,787
            613,100  TMP Worldwide, Inc. (NON)                                                                  85,910,638
          4,828,100  U.S. Foodservice (NON)                                                                     87,207,556
            756,800  Univision Communications, Inc. Class A (NON)                                               81,072,200
            849,300  World Wrestling Federation Entertainment, Inc. (NON)                                       13,111,069
          2,137,400  Young & Rubicam, Inc.                                                                     115,152,425
                                                                                                            --------------
                                                                                                               942,017,843

Energy (2.4%)
--------------------------------------------------------------------------------------------------------------------------
            929,200  Cooper Cameron Corp. (NON)                                                                 45,995,400
          3,429,500  Global Marine, Inc. (NON)                                                                  61,087,969
          1,197,400  Murphy Oil Corp.                                                                           68,700,825
            647,800  Smith International, Inc. (NON)                                                            33,240,238
                                                                                                            --------------
                                                                                                               209,024,432

Financial (2.9%)
--------------------------------------------------------------------------------------------------------------------------
          1,312,400  Finova Group, Inc.                                                                         42,406,925
            415,800  Greenpoint Financial Corp.                                                                  8,238,038
          1,571,100  Intuit, Inc. (NON)                                                                         94,756,969
             96,312  M & T Bank Corp.                                                                           39,584,232
          1,140,000  Zions Bancorp                                                                              67,402,500
                                                                                                            --------------
                                                                                                               252,388,664

Health Care (8.8%)
--------------------------------------------------------------------------------------------------------------------------
          1,379,500  Allergan, Inc.                                                                             78,631,500
             97,700  Gene Logic, Inc. (NON)                                                                      6,570,325
          1,733,900  IDEXX Laboratories, Inc. (NON)                                                             26,116,869
          1,456,100  Immunex Corp. (NON)                                                                       190,385,075
          1,724,300  IMS Health, Inc.                                                                           38,688,981
          1,705,200  IVAX Corp. (NON)                                                                           56,697,900
          1,053,000  Medimmune, Inc. (NON)                                                                     153,738,000
          1,446,300  PE Corp.-PE Biosystems Group                                                              216,583,425
                                                                                                            --------------
                                                                                                               767,412,075

Technology (53.4%)
--------------------------------------------------------------------------------------------------------------------------
          1,436,900  ADC Telecommunications, Inc. (NON)                                                         94,745,594
          1,201,100  Altera Corp. (NON)                                                                         78,972,325
          2,097,900  Analog Devices, Inc. (NON)                                                                196,153,650
            736,600  Apple Computer, Inc. (NON)                                                                 76,422,250
            305,200  Applied Micro Circuits Corp. (NON)                                                         45,093,300
          1,504,000  BEA Systems, Inc. (NON)                                                                   113,364,000
            468,200  CheckFree Holdings Corp. (NON)                                                             27,623,800
          1,436,900  CMG Information Services, Inc. (NON)                                                      161,741,056
            919,600  Computer Sciences Corp. (NON)                                                              84,488,250
          1,702,810  Comverse Technology, Inc. (NON)                                                           244,140,384
            855,700  Conexant Systems, Inc. (NON)                                                               72,306,650
          2,526,000  Convergys Corp. (NON)                                                                      74,201,250
            996,300  DII Group, Inc., (The) (NON)                                                               77,462,325
            718,500  E-Tek Dynamics, Inc. (NON)                                                                130,767,000
          2,691,825  Fiserv, Inc. (NON)                                                                         91,353,811
          1,494,400  Gateway, Inc. (NON)                                                                        91,438,600
            501,200  I2 Technologies, Inc. (NON)                                                                96,543,650
          2,212,900  Jabil Circuit, Inc. (NON)                                                                 139,965,925
          1,226,200  JDS Uniphase Corp. (NON)                                                                  250,068,163
            363,462  Juniper Networks, Inc. (NON)                                                               49,180,952
            507,700  LAM Research Corp. (NON)                                                                   63,399,038
            680,600  Legato Systems, Inc. (NON)                                                                 17,142,613
          1,293,200  Lexmark International Group, Inc. Class A (NON)                                           121,884,100
          1,408,200  LSI Logic Corp. (NON)                                                                     115,120,350
            958,000  Macromedia, Inc. (NON)                                                                     65,563,125
          3,506,100  Maxim Integrated Products, Inc. (NON)                                                     175,743,263
          1,730,600  Network Appliance, Inc. (NON)                                                             173,708,975
            718,500  Peregrine Systems, Inc. (NON)                                                              54,561,094
            364,000  Phone.com, Inc. (NON)                                                                      40,040,000
            577,200  PMC - Sierra, Inc. (NON)                                                                  104,184,600
            375,800  Portal Software, Inc. (NON)                                                                18,649,075
          2,672,700  Rational Software Corp. (NON)                                                             138,980,400
            137,700  Reback Networks, Inc. (NON)                                                                25,638,019
            546,000  Sanmina Corp. (NON)                                                                        58,012,500
            572,600  Sawtek, Inc. (NON)                                                                         36,216,950
            747,200  SCI Systems, Inc. (NON)                                                                    53,798,400
          1,767,500  Siebel Systems, Inc. (NON)                                                                162,057,656
          3,424,700  Symbol Technologies, Inc.                                                                 204,411,781
          1,599,800  Teradyne, Inc. (NON)                                                                      103,587,050
          1,312,400  VeriSign, Inc.                                                                            211,788,550
          2,368,599  VERITAS Software Corp. (NON)                                                              345,519,378
          1,379,500  Vitesse Semiconductor Corp. (NON)                                                          60,008,250
          1,935,100  Xilinx, Inc. (NON)                                                                         88,530,825
                                                                                                            --------------
                                                                                                             4,634,578,927

Utilities (2.0%)
--------------------------------------------------------------------------------------------------------------------------
          1,868,000  Calpine Corp. (NON)                                                                       136,597,500
            843,000  Florida Progress Corp.                                                                     35,722,125
                                                                                                            --------------
                                                                                                               172,319,625
                                                                                                            --------------
                     Total Common Stocks (cost $5,634,455,498)                                              $8,639,718,393

SHORT-TERM INVESTMENTS (0.6%) (Cost $49,813,083) (a)
PRINCIPAL AMOUNT
--------------------------------------------------------------------------------------------------------------------------
        $50,000,000  Federal Home Loan Bank, effective yield of 5.75%,
                       February 25, 2000                                                                    $   49,813,083
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $5,684,268,581) (b)                                            $8,689,531,476
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $8,688,629,283.

  (b) The aggregate identified cost on a tax basis is $5,696,664,110, resulting in gross unrealized appreciation and depreciation of $3,326,599,970 and $333,732,604, respectively, or net unrealized appreciation of $2,992,867,366.

(NON) Non-income-producing security.

(AFF) Affiliated Companies (Note 5).

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
January 31, 2000 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $5,684,268,581) (Note 1)                                        $8,689,531,476
-----------------------------------------------------------------------------------------------
Cash                                                                                    422,498
-----------------------------------------------------------------------------------------------
Dividends, interest, and other receivables                                              389,606
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                               28,044,021
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                      117,284,954
-----------------------------------------------------------------------------------------------
Total assets                                                                      8,835,672,555

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                    113,113,803
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                           19,783,861
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          9,384,169
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              885,736
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            50,555
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              2,848
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                3,319,294
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  503,006
-----------------------------------------------------------------------------------------------
Total liabilities                                                                   147,043,272
-----------------------------------------------------------------------------------------------
Net assets                                                                       $8,688,629,283

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                  $5,517,536,421
-----------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                            (27,000,768)
-----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments (Note 1)                               192,830,735
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                        3,005,262,895
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                       $8,688,629,283

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($5,265,263,934 divided by 308,246,119  shares)                                          $17.08
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $17.08)*                                  $18.12
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($2,385,536,753 divided by 149,815,654 shares)**                                         $15.92
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($13,860,816 divided by 814,769 shares)**                                                $17.01
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($202,994,776 divided by 12,297,506 shares)                                              $16.51
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $16.51)*                                  $17.11
-----------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($820,973,004 divided by 47,181,634 shares)                                              $17.40
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended January 31, 2000 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Dividends (including dividend income of $--
from investments in affiliated issuers)(Note 5)                                  $    8,568,663
-----------------------------------------------------------------------------------------------
Interest                                                                              2,705,694
-----------------------------------------------------------------------------------------------
Total investment income                                                              11,274,357

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                     16,814,731
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        4,853,801
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        36,828
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         17,293
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                 5,332,180
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                 9,997,638
-----------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                    22,946
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                   639,744
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  89,666
-----------------------------------------------------------------------------------------------
Registration fees                                                                       326,090
-----------------------------------------------------------------------------------------------
Auditing                                                                                 32,222
-----------------------------------------------------------------------------------------------
Legal                                                                                    13,552
-----------------------------------------------------------------------------------------------
Postage                                                                                 377,227
-----------------------------------------------------------------------------------------------
Other                                                                                   313,539
-----------------------------------------------------------------------------------------------
Total expenses                                                                       38,867,457
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (592,332)
-----------------------------------------------------------------------------------------------
Net expenses                                                                         38,275,125
-----------------------------------------------------------------------------------------------
Net investment loss                                                                 (27,000,768)
-----------------------------------------------------------------------------------------------
Net realized gain on investments (including realized loss of $103,483,629
on sales of investments in affiliated issuers) (Notes 1, 3 and 5)                   269,404,607
-----------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                      (3,313,409)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                      2,036,000,680
-----------------------------------------------------------------------------------------------
Net gain on investments                                                           2,302,091,878
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                             $2,275,091,110
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                               Six months ended      Year ended
                                                                                     January 31         July 31
                                                                                          2000*            1999
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment loss                                                              $  (27,000,768) $  (34,106,350)
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                    266,091,198     973,668,754
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments                         2,036,000,680    (153,016,281)
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                              2,275,091,110     786,546,123
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                        (597,895,494)   (249,821,333)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                        (297,068,863)   (127,241,919)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                            (789,623)             --
---------------------------------------------------------------------------------------------------------------
    Class M                                                                         (24,557,543)    (10,117,862)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                         (92,302,070)    (21,567,832)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                 1,261,797,858     504,115,872
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                      2,524,275,375     881,913,049

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                               6,164,353,908   5,282,440,859
---------------------------------------------------------------------------------------------------------------
End of period (including accumulated
net investment loss of $27,000,768 and
$--, respectively)                                                               $8,688,629,283  $6,164,353,908
---------------------------------------------------------------------------------------------------------------

*Unaudited

 The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended
Per-share                       January 31
operating performance           (Unaudited)                                     Year ended July 31
------------------------------------------------------------------------------------------------------------------------------------
                                    2000             1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $14.30           $13.49           $12.52            $9.79            $9.23            $7.09
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)        (.04)(c)         (.05)(c)         (.05)(c)         (.03)(c)         (.03)             .02
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          5.11             1.89             1.98             3.43             1.45             2.18
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               5.07             1.84             1.93             3.40             1.42             2.20
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                     (2.29)           (1.03)            (.96)            (.67)            (.86)            (.06)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                (2.29)           (1.03)            (.96)            (.67)            (.86)            (.06)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $17.08           $14.30           $13.49           $12.52            $9.79            $9.23
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             36.99*           15.08            16.90            36.25            16.64            31.22
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                $5,265,264       $3,672,460       $3,279,628       $2,626,464       $1,220,639         $859,403
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)           .45*             .94              .98             1.04             1.10             1.07
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)    (.28)*           (.41)            (.38)            (.25)            (.29)             .26
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             52.53*          155.40           110.60            82.91           106.58           114.51
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended July 31, 1996 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended
Per-share                       January 31
operating performance           (Unaudited)                                    Year ended July 31
------------------------------------------------------------------------------------------------------------------------------------
                                    2000             1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $13.51           $12.89           $12.09            $9.55            $9.08            $7.03
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)        (.10)(c)         (.14)(c)         (.14)(c)         (.11)(c)         (.10)(c)         (.03)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          4.80             1.79             1.90             3.32             1.43             2.14
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               4.70             1.65             1.76             3.21             1.33             2.11
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                     (2.29)           (1.03)            (.96)            (.67)            (.86)            (.06)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                (2.29)           (1.03)            (.96)            (.67)            (.86)            (.06)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $15.92           $13.51           $12.89           $12.09            $9.55            $9.08
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             36.38*           14.27            16.05            35.14            15.88            30.19
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                $2,385,537       $1,768,766       $1,585,961       $1,212,589         $488,085         $258,522
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)           .83*            1.69             1.73             1.79             1.81             1.82
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)    (.66)*          (1.16)           (1.13)            (.99)           (1.03)            (.51)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             52.53*          155.40           110.60            82.91           106.58           114.51
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended July 31, 1996 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS C
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Six months
                                                                                                       ended       For the period
Per-share                                                                                           January 31     July 26, 1999+
operating performance                                                                               (Unaudited)      to July 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        2000             1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                   $14.30           $14.54
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                            (.10)(c)           --(c)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                                              5.10             (.24)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                   5.00             (.24)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                         (2.29)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                    (2.29)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                         $17.01           $14.30
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                                 36.47*           (1.65)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                       $13,861             $364
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)                                                                               .83*             .01*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)                                                                        (.68)*           (.01)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                 52.53*          155.40
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended July 31, 1996 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended                                                                          For the period
Per-share                       January 31                                                                         Dec. 8, 1994+
operating performance           (Unaudited)                             Year ended July 31                          to July 31
------------------------------------------------------------------------------------------------------------------------------------
                                    2000             1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $13.92           $13.22           $12.34            $9.72            $9.19            $6.73
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)        (.08)(c)         (.12)(c)         (.11)(c)         (.08)(c)         (.08)(c)         (.01)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          4.96             1.85             1.95             3.37             1.47             2.53
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               4.88             1.73             1.84             3.29             1.39             2.52
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                     (2.29)           (1.03)            (.96)            (.67)            (.86)            (.06)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                (2.29)           (1.03)            (.96)            (.67)            (.86)            (.06)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $16.51           $13.92           $13.22           $12.34            $9.72            $9.19
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             36.62*           14.53            16.38            35.35            16.37            37.63*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $202,995         $150,573         $128,259          $90,788          $22,232           $3,148
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)           .70*            1.44             1.48             1.54             1.54             1.06*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)    (.53)*           (.91)            (.88)            (.73)            (.82)            (.31)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             52.53*          155.40           110.60            82.91           106.58           114.51
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended July 31, 1996 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS Y
------------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended                                                                           For the period
Per-share                       January 31                                                                         March 28, 1995+
operating performance           (Unaudited)                             Year ended July 31                           to July 31
------------------------------------------------------------------------------------------------------------------------------------
                                    2000             1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $14.52           $13.64           $12.61            $9.84            $9.24            $7.83
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)        (.02)(c)         (.02)(c)         (.02)(c)           --(c)            --              .01
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          5.19             1.93             2.01             3.44             1.46             1.40
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               5.17             1.91             1.99             3.44             1.46             1.41
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                     (2.29)           (1.03)            (.96)            (.67)            (.86)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                (2.29)           (1.03)            (.96)            (.67)            (.86)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $17.40           $14.52           $13.64           $12.61            $9.84            $9.24
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             37.12*           15.44            17.26            36.49            17.07            18.01*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $820,973         $572,191         $288,593         $242,742          $63,330          $42,717
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)           .33*             .69              .73              .79              .81              .29*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)    (.16)*           (.17)            (.13)             .02             (.01)             .10*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             52.53*          155.40           110.60            82.91           106.58           114.51
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended July 31, 1996 and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.



Notes to financial statements
January 31, 2000 (Unaudited)

Note 1
Significant accounting policies

Putnam Vista Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital appreciation by investing primarily in common stocks selected for above-average growth potential and that involve certain risks. The fund may also trade securities for short-term profits.

The fund offers class A, class B, class C, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A shares, class B shares, class C shares and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam Funds and other accounts managed by affiliates of Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

E) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

F) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended January 31, 2000, the fund had no borrowings against the line of credit.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion and 0.38% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended January 31, 2000, fund expenses were reduced by $592,332 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $3,778 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares respectively.

For the six months ended January 31, 2000, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $535,995 and $16,528 from the sale of class A and class M shares, respectively, and received $999,442 and $318 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended January 31, 2000, Putnam Mutual Funds Corp., acting as underwriter received $16,378 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended January 31, 2000, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $3,832,896,190 and $3,695,320,128, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At January 31, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                            Six months ended January 31, 2000
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     54,216,051      $ 869,286,445
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   36,265,978        565,390,890
-----------------------------------------------------------------------------
                                                90,482,029      1,434,677,335

Shares
repurchased                                    (39,010,260)      (610,169,372)
-----------------------------------------------------------------------------
Net increase                                    51,471,769      $ 824,507,963
-----------------------------------------------------------------------------

                                                     Year ended July 31, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     90,285,502     $1,181,101,401
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   19,741,002        237,089,484
-----------------------------------------------------------------------------
                                               110,026,504      1,418,190,885

Shares
repurchased                                    (96,354,534)    (1,269,835,707)
-----------------------------------------------------------------------------
Net increase                                    13,671,970     $  148,355,178
-----------------------------------------------------------------------------

                                            Six months ended January 31, 2000
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     19,342,228      $ 291,898,680
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   18,895,575        274,930,616
-----------------------------------------------------------------------------
                                                38,237,803        566,829,296

Shares
repurchased                                    (19,392,230)      (289,622,072)
-----------------------------------------------------------------------------
Net increase                                    18,845,573      $ 277,207,224
-----------------------------------------------------------------------------

                                                     Year ended July 31, 1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     32,910,754      $ 408,231,770
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   10,324,674        117,597,920
-----------------------------------------------------------------------------
                                                43,235,428        525,829,690

Shares
repurchased                                    (35,300,737)      (439,040,293)
-----------------------------------------------------------------------------
Net increase                                     7,934,691      $  86,789,397
-----------------------------------------------------------------------------

                                            Six months ended January 31, 2000
-----------------------------------------------------------------------------
Class C                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        755,440        $12,337,681
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       45,129            701,753
-----------------------------------------------------------------------------
                                                   800,569         13,039,434

Shares
repurchased                                        (11,218)          (176,903)
-----------------------------------------------------------------------------
Net increase                                       789,351        $12,862,531
-----------------------------------------------------------------------------

                                                 For the period July 26, 1999
                                                 (commencement of operations)
                                                             to July 31, 1999
-----------------------------------------------------------------------------
Class C                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                         25,418          $ 363,404
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                    25,418            363,404

Shares
repurchased                                             --                 --
-----------------------------------------------------------------------------
Net increase                                        25,418          $ 363,404
-----------------------------------------------------------------------------

                                            Six months ended January 31, 2000
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,988,946        $45,276,098
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,594,782         24,049,276
-----------------------------------------------------------------------------
                                                 4,583,728         69,325,374

Shares
repurchased                                     (3,106,190)       (46,856,317)
-----------------------------------------------------------------------------
Net increase                                     1,477,538        $22,469,057
-----------------------------------------------------------------------------

                                                     Year ended July 31, 1999
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      5,073,773       $ 65,459,985
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      839,474          9,838,634
-----------------------------------------------------------------------------
                                                 5,913,247         75,298,619

Shares
repurchased                                     (4,794,756)       (61,863,878)
-----------------------------------------------------------------------------
Net increase                                     1,118,491       $ 13,434,741
-----------------------------------------------------------------------------

                                            Six months ended January 31, 2000
-----------------------------------------------------------------------------
Class Y                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      9,128,104       $147,735,872
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    5,811,858         92,292,301
-----------------------------------------------------------------------------
                                                14,939,962        240,028,173

Shares
repurchased                                     (7,178,470)      (115,277,090)
-----------------------------------------------------------------------------
Net increase                                     7,761,492       $124,751,083
-----------------------------------------------------------------------------

                                                     Year ended July 31, 1999
-----------------------------------------------------------------------------
Class Y                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     24,211,223       $335,781,867
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,772,091         21,566,352
-----------------------------------------------------------------------------
                                                25,983,314        357,348,219

Shares
repurchased                                     (7,720,337)      (102,175,067)
-----------------------------------------------------------------------------
Net increase                                    18,262,977       $255,173,152
-----------------------------------------------------------------------------




Note 5
Transactions with affiliated issuers

Transactions during the year with companies in which the fund owned at least 5% of the voting securities were as follows:

                                                  Purchase              Sales           Dividend             Market
Affiliates                                            cost               cost             Income              Value
-------------------------------------------------------------------------------------------------------------------
Amerisource Health Corp.
 Class A                                       $ 3,738,187       $ 91,093,512             $   --       $         --
Ann Taylor                                      16,890,433         77,774,698                 --                 --
Furniture Brands Intl. Inc.                      5,355,935          6,563,843                 --         51,136,000
Linens N Things                                 23,819,597          2,645,774                 --         52,828,538
Westpoint Stevens, Inc.                         20,380,685        102,737,826                 --                 --
-------------------------------------------------------------------------------------------------------------------
  Totals                                       $70,184,837       $280,815,653             $   --       $103,964,538



The Putnam family of funds

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund [DBL. DAGGER]

Capital Opportunities Fund

Europe Growth Fund

Global Equity Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Century Growth Fund

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Research Fund

Tax Smart Equity Fund

Vista Fund

Voyager Fund

Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Small Cap Value Fund

Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Yield Advantage Fund [DBL. DAGGER]

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government
Income Fund

Money Market Fund **

Preferred Income Fund

Strategic Income Fund *

U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

* Formerly Putnam Diversified Income Trust II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply. Contact
              Putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminv.com.


Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

John J. Morgan, Jr.
Vice President

Eric Wetlaufer
Vice President and Fund Manager

Anthony C. Santosus
Vice President and Fund Manager

Dana Clark
Vice President and Fund Manager

Margery Parker
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam Vista Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminv.com


SA015-58960 006/317/515 3/00


PUTNAM INVESTMENTS
                                                         [SCALE LOGO OMITTED]
-----------------------------------------------------------------------------
Putnam Vista Fund

Supplement to Semiannual Report dated 1/31/00

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, C, and M shares, which are discussed more extensively in the semiannual report.

SEMIANNUAL RESULTS AT A GLANCE
-----------------------------------------------------------------------------
Total return
for periods ended 1/31/00                                           NAV

6 months                                                          37.12%
1 year                                                            43.64
5 years                                                          284.90
Annual average                                                    30.94
10 years                                                         589.59
Annual average                                                    21.30
Annual average (Life of fund since class A inception, 6/3/68)     12.75

Share value:                                                        NAV

7/31/99                                                          $14.52
1/31/00                                                           17.40

-----------------------------------------------------------------------------
Distributions:             No.     Income      Capital gains      Total

                            1        --            2.290         $2.290

Please note that past performance does not indicate future results. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Performance data reflects an expense limitation previously in effect. Without the limitation, total returns would have been lower. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.